Incentive Plans	12 Months Ended
Dec. 31, 2011
Incentive Plans [Abstract]
Incentive Plans

NOTE 17 INCENTIVE PLANS

International Paper currently has an Incentive Compensation Plan (ICP) which, upon the approval by the Company's shareholders in May 2009, replaced the Company's Long-Term Incentive Compensation Plan (LTICP). The ICP authorizes grants of restricted stock, restricted or deferred stock units, performance awards payable in cash or stock upon the attainment of specified performance goals, dividend equivalents, stock options, stock appreciation rights, other stock-based awards, and cash-based awards at the discretion of the Management Development and Compensation Committee of the Board of Directors (the Committee) that administers the ICP. Additionally, stock appreciation rights (SAR's) have been awarded to employees of a non-U.S. subsidiary, with 0 and 3,070 rights outstanding at December 31, 2011 and 2010, respectively. Restricted stock units (RSU's) were also awarded to certain non-U.S. employees with 350 and 26,150 units outstanding at December 31, 2011 and 2010, respectively. Additionally, restricted stock, which may be deferred into RSU's, may be awarded under a Restricted Stock and Deferred Compensation Plan for Non-Employee Directors.

STOCK OPTION PROGRAM

International Paper accounts for stock options in accordance with guidance under ASC 718,

"Compensation – Stock Compensation." Compensation expense is recorded over the related service period based on the grant-date fair market value. Since all outstanding options were vested as of July 14, 2005, only replacement option grants are expensed. No replacement options were granted in 2009, 2010 or 2011.

During each reporting period, diluted earnings per share is calculated by assuming that "in-the-money" options are exercised and the exercise proceeds are used to repurchase shares in the marketplace. When options are actually exercised, option proceeds are credited to equity and issued shares are included in the computation of earnings per common share, with no effect on reported earnings. Equity is also increased by the tax benefit that International Paper will receive in its tax return for income reported by the optionees in their individual tax returns.

Under the program, upon exercise of an option, a replacement option may be granted under certain circumstances with an exercise price equal to the market price at the time of exercise and with a term extending to the expiration date of the original option.

The Company has discontinued the issuance of stock options for all eligible U.S. and non-U.S. employees. In the United States, the stock option program was replaced with a performance-based restricted share program to more closely tie long-term incentive compensation to Company performance on two key performance drivers: return on investment (ROI) and total shareholder return (TSR).

The following summarizes the status of the Stock Option Program and the changes during the three years ending December 31, 2011:

	Options (a,b)	Weighted Average Exercise Price	Weighted Average Remaining Life (years)	Aggregate Intrinsic Value (thousands)
Outstanding at December 31, 2008	25,093,122	$39.68	3.66	$0
Forfeited	(558,470)	44.40
Expired	(2,317,595)	42.74
Outstanding at December 31, 2009	22,217,057	39.24	2.73	0
Forfeited	(43,068)	34.36
Expired	(3,928,736)	46.29
Outstanding at December 31, 2010	18,245,253	37.73	2.30	0
Exercised	(1,850)	32.54
Forfeited	(21,070)	35.21
Expired	(2,665,547)	35.45
Outstanding at December 31, 2011	15,556,786	$38.13	1.55	$0

(a)

The table does not include Continuity Award tandem stock options described below. No fair market value is assigned to these options under ASC 718. The tandem restricted shares accompanying these options are expensed over their vesting period.

(b)	The table includes options outstanding under an acquired company plan under which options may no longer be granted.

PERFORMANCE SHARE PLAN

Under the Performance Share Plan (PSP), contingent awards of International Paper common stock are granted by the Committee. The PSP awards are earned over a three-year period. One-fourth of the award is earned during each twelve-month period, with the final one-fourth segment earned over the full three-year period. PSP awards are earned based on the achievement of defined performance rankings of ROI and TSR compared to ROI and TSR peer groups of companies. Awards are weighted 75% for ROI and 25% for TSR for all participants except for officers for whom the awards are weighted 50% for ROI and 50% for TSR. The ROI component of the PSP awards is valued at the closing stock price on the day prior to the grant date. As the ROI component contains a performance condition, compensation expense, net of estimated forfeitures, is recorded over the requisite service period based on the most probable number of awards expected to vest. The TSR component of the PSP awards is valued using a Monte Carlo simulation as the TSR component contains a market condition. The Monte Carlo simulation estimates the fair value of the TSR component based on the expected term of the award, a risk-free rate, expected dividends, and the expected volatility for the Company and its competitors. The expected term is estimated based on the vesting period of the awards, the risk-free rate is based on the yield on U.S. Treasury securities matching the vesting period, the expected dividends are assumed to be zero for all companies, and the volatility is based on the Company's historical volatility over the expected term.

Beginning with the 2011 PSP, grants are made in performance-based restricted stock units (PSU's). The PSP will continue to be paid in unrestricted shares of Company stock.

PSP awards issued to certain members of senior management are accounted for as liability awards, which are remeasured at fair value at each balance sheet date. The valuation of these PSP liability awards is computed based on the same methodology as the PSP equity awards.

The following table sets forth the assumptions used to determine compensation cost for the market condition component of the PSP plan:

Twelve Months Ended December 31, 2011
Expected volatility	34.35% - 62.58%
Risk-free interest rate	0.12% - 0.99%

The following summarizes PSP activity for the three years ending December 31, 2011:

	Shares/ Units	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2008	6,254,256	$32.69
Granted	4,102,197	19.10
Shares issued	(3,576,109)	33.21
Forfeited	(714,294)	23.41
Outstanding at December 31, 2009	6,066,050	24.28
Granted	3,842,626	28.93
Shares issued	(2,807,388)	33.25
Forfeited	(288,694)	21.83
Outstanding at December 31, 2010	6,812,594	23.31
Granted	4,314,376	28.04
Shares issued (a)	(2,565,971)	32.43
Forfeited	(500,940)	25.07
Outstanding at December 31, 2011	8,060,059	$22.83

(a)	Includes 187,460 shares/units related to retirements or terminations that are held for payout until the end of the performance period.

EXECUTIVE CONTINUITY AND RESTRICTED STOCK AWARD PROGRAMS

The Executive Continuity Award program provides for the granting of tandem awards of restricted stock and/or nonqualified stock options to key executives. Grants are restricted and awards conditioned on attainment of a specified age. The awarding of a tandem stock option results in the cancellation of the related restricted shares.

The service-based Restricted Stock Award program (RSA), designed for recruitment, retention and special recognition purposes, also provides for awards of restricted stock to key employees.

The following summarizes the activity of the Executive Continuity Award program and RSA program for the three years ending December 31, 2011:

	Shares	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2008	102,000	$35.11
Granted	5,000	11.80
Shares issued	(4,000)	28.74
Forfeited	(20,000)	35.49
Outstanding at December 31, 2009	83,000	33.93
Granted	177,000	25.63
Shares issued	(92,500)	30.69
Outstanding at December 31, 2010	167,500	26.95
Granted	21,500	27.01
Shares issued	(55,083)	24.84
Forfeited	(5,000)	26.78
Outstanding at December 31, 2011	128,917	$27.86

At December 31, 2011, 2010 and 2009 a total of 18.6 million, 18.8 million and 17.4 million shares, respectively, were available for grant under the ICP.

Stock-based compensation expense and related income tax benefits were as follows:

In millions	2011	2010	2009
Total stock-based compensation expense (included in selling and administrative expense)	$84	$73	$100
Income tax benefits related to stock-based compensation	$87	$75	$28

At December 31, 2011, $86.3 million of compensation cost, net of estimated forfeitures, related to unvested restricted performance shares, executive continuity awards and restricted stock attributable to future performance had not yet been recognized. This amount will be recognized in expense over a weighted-average period of 1.5 years.